Deferred Revenue - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disaggregation of Revenue [Line Items]
Current portion	$ 302	$ 296	$ 217
Long term portion	$ 196	$ 268	$ 163
Minimum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	2 years
Minimum | Strategic Partnerships
Disaggregation of Revenue [Line Items]
Remaining term o f contract	1 year
Maximum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	3 years
Maximum | Strategic Partnerships
Disaggregation of Revenue [Line Items]
Remaining term o f contract	6 years